NOTES RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2023
Notes Receivable
DISCLOSURE OF NOTES RECEIVABLE

	Maturity Date	Rate	Principal	Interest	Accretion	(Impairment)/Recovery	Repayments	Balance December 31, 2023
Note 1(1)	2023-12-15	0%	$190,396	$-	$-	$(101,351)	$(63,838)	$-
Note 2(1)	2024-09-22	5%	1,003,682	-	-	-	-	-
Total			$1,194,078	$-	$-	$(101,351)	$(63,838)	$-

	Maturity Date	Rate	Principal	Interest	Accretion	(Impairment)/Recovery	Repayments	Balance December 31, 2022
Note 1(1)	2023-03-31	0%	$190,396	$-	$12,764	$-	$(33,860)	$169,300
Note 2(1)	2024-09-22	5%	1,003,682	48,992	27,971	(1,080,645)	-	-
Note 3	2022-04-26	8%	-	37,177	-	771,260	(808,437)	-
Total			$1,194,078	$86,169	$40,735	$(309,385)	$(842,297)	$169,300

(1)	These notes are denominated in US dollars and are converted to Canadian dollars at the reporting date.